Federated Unconstrained Bond Fund

A Portfolio of Federated Income Securities Trust

CLASS A SHARES (TICKER FUNAX)
INSTITUTIONAL SHARES (TICKER FUBDX)

SUPPLEMENT TO PROSPECTUS DATED JANUARY 31, 2012

Under the heading entitled, “PERFORMANCE: BAR CHART AND TABLE,” please delete the “Average Annual Total Return Table” narrative and table in their entirety and replace it with the following:

“Average Annual Total Return Table

In addition to Return Before Taxes, Return After Taxes is shown for the Fund's IS class to illustrate the effect of federal taxes on Fund returns. After-tax returns are shown only for IS class and after-tax returns for A class may differ for those shown for IS class. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as a 401(k) plan, an Individual Retirement Account (IRA) or other tax-advantaged investment plan.

(For the Period Ended December 31, 2011)

	1 Year	Start of Performance
A (start of performance 7/1/2011):
Return Before Taxes	N/A	(3.20)%
IS (start of performance 12/13/2010):
Return Before Taxes	6.44%	7.22%
Return After Taxes on Distributions	5.85%	6.56%
Return After Taxes on Distributions and Sale of Fund Shares	4.18%	5.76%
Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index[1] (reflects no deduction for fees, expenses or taxes)	0.10%	0.10%
1	Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index is a subset of The Bank of America Merrill Lynch 0-1 Year U.S. Treasury Index including all securities with a remaining term to final maturity less than 3 months. Returns shown are from December 13, 2010.”

February 23, 2012

Federated Unconstrained Bond Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Q451059 (2/12)

Federated Unconstrained Bond Fund

A Portfolio of Federated Income Securities Trust

CLASS A SHARES (TICKER FUNAX)
INSTITUTIONAL SHARES (TICKER FUBDX)

SUPPLEMENT TO Summary PROSPECTUS DATED JANUARY 31, 2012

Under the heading entitled, “PERFORMANCE: BAR CHART AND TABLE,” please delete the “Average Annual Total Return Table” narrative and table in their entirety and replace it with the following:

“Average Annual Total Return Table

In addition to Return Before Taxes, Return After Taxes is shown for the Fund's IS class to illustrate the effect of federal taxes on Fund returns. After-tax returns are shown only for IS class and after-tax returns for A class may differ for those shown for IS class. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as a 401(k) plan, an Individual Retirement Account (IRA) or other tax-advantaged investment plan.

(For the Period Ended December 31, 2011)

	1 Year	Start of Performance
A (start of performance 7/1/2011):
Return Before Taxes	N/A	(3.20)%
IS (start of performance 12/13/2010):
Return Before Taxes	6.44%	7.22%
Return After Taxes on Distributions	5.85%	6.56%
Return After Taxes on Distributions and Sale of Fund Shares	4.18%	5.76%
Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index[1] (reflects no deduction for fees, expenses or taxes)	0.10%	0.10%
1	Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index is a subset of The Bank of America Merrill Lynch 0-1 Year U.S. Treasury Index including all securities with a remaining term to final maturity less than 3 months. Returns shown are from December 13, 2010.”

February 23, 2012

Federated Unconstrained Bond Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Q451058 (2/12)